Quarterly Report
July 31, 2022
MFS®  Global Equity Fund
LGE-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.9%
Honeywell International, Inc.	313,807	$60,395,295
MTU Aero Engines Holding AG	62,741	12,061,807
Rolls-Royce Holdings PLC (a)	11,348,456	12,398,513
		$84,855,615
Airlines – 0.7%
Aena S.A. (a)	165,772	$20,963,612
Alcoholic Beverages – 5.7%
Carlsberg Group	111,226	$14,404,426
Diageo PLC	1,325,453	62,999,404
Heineken N.V.	444,842	43,822,184
Pernod Ricard S.A.	215,011	42,316,401
		$163,542,415
Apparel Manufacturers – 4.6%
Burberry Group PLC	853,258	$18,735,965
Compagnie Financiere Richemont S.A.	379,405	45,903,179
LVMH Moet Hennessy Louis Vuitton SE	98,518	68,529,813
		$133,168,957
Automotive – 0.4%
Aptiv PLC (a)	111,112	$11,654,538
Broadcasting – 2.3%
Omnicom Group, Inc.	100,581	$7,024,577
Walt Disney Co. (a)	371,322	39,397,264
WPP Group PLC	1,778,727	19,190,046
		$65,611,887
Brokerage & Asset Managers – 2.8%
Charles Schwab Corp.	660,421	$45,602,070
Deutsche Boerse AG	87,603	15,265,657
London Stock Exchange Group PLC	188,117	18,358,753
		$79,226,480
Business Services – 9.7%
Accenture PLC, “A”	251,059	$76,889,329
Adecco S.A.	197,538	6,977,918
Brenntag AG	182,041	12,718,720
Cognizant Technology Solutions Corp., “A”	442,161	30,049,262
Compass Group PLC	683,320	16,038,149
Equifax, Inc.	174,234	36,399,225
Fidelity National Information Services, Inc.	402,985	41,168,948
Fiserv, Inc. (a)	428,434	45,276,905
PayPal Holdings, Inc. (a)	145,825	12,618,237
		$278,136,693
Cable TV – 2.4%
Comcast Corp., “A”	1,829,443	$68,640,701
Chemicals – 2.3%
3M Co.	236,136	$33,824,121
PPG Industries, Inc.	254,684	32,928,094
		$66,752,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	220,955	$27,530,993
Oracle Corp.	617,316	48,051,877
		$75,582,870
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	489,362	$23,207,502
Construction – 0.6%
Otis Worldwide Corp.	208,434	$16,293,286
Consumer Products – 5.0%
Colgate-Palmolive Co.	299,672	$23,596,173
Essity AB	1,643,329	41,721,171
International Flavors & Fragrances, Inc.	273,697	33,952,113
Reckitt Benckiser Group PLC	544,989	44,242,548
		$143,512,005
Electrical Equipment – 4.6%
Amphenol Corp., “A”	264,018	$20,363,708
Legrand S.A.	382,388	31,403,707
Schneider Electric SE	575,215	79,784,235
		$131,551,650
Electronics – 1.0%
Hoya Corp.	130,400	$13,098,170
Microchip Technology, Inc.	217,994	15,011,067
		$28,109,237
Food & Beverages – 4.0%
Danone S.A.	807,065	$44,499,253
Nestle S.A.	563,445	69,203,009
		$113,702,262
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	117,147	$18,605,286
Whitbread PLC	341,494	10,850,603
		$29,455,889
Insurance – 2.9%
Aon PLC	135,870	$39,543,605
Willis Towers Watson PLC	206,786	42,792,295
		$82,335,900
Internet – 1.9%
Alphabet, Inc., “A” (a)	280,352	$32,610,545
eBay, Inc.	470,781	22,894,080
		$55,504,625
Machinery & Tools – 1.3%
Carrier Global Corp.	178,333	$7,227,837
Kubota Corp.	1,834,500	30,439,845
		$37,667,682
Major Banks – 3.3%
Erste Group Bank AG	288,384	$7,302,470
Goldman Sachs Group, Inc.	165,579	55,202,383
UBS AG	1,927,071	31,561,319
		$94,066,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.0%
Abbott Laboratories	396,819	$43,189,780
Boston Scientific Corp. (a)	1,104,448	45,337,590
Cooper Cos., Inc.	78,662	25,722,474
EssilorLuxottica	67,691	10,619,865
Medtronic PLC	780,889	72,247,850
Olympus Corp.	511,100	10,800,749
Sonova Holding AG	28,805	10,388,647
Stryker Corp.	214,085	45,974,754
Thermo Fisher Scientific, Inc.	156,436	93,612,867
Waters Corp. (a)	75,889	27,625,873
Zimmer Biomet Holdings, Inc.	165,575	18,277,824
		$403,798,273
Other Banks & Diversified Financials – 4.9%
American Express Co.	235,046	$36,201,785
Grupo Financiero Banorte S.A. de C.V.	1,087,343	6,186,795
Julius Baer Group Ltd.	209,881	10,883,640
Visa, Inc., “A”	406,822	86,291,015
		$139,563,235
Pharmaceuticals – 5.2%
Bayer AG	577,043	$33,616,708
Merck KGaA	219,457	41,651,772
Roche Holding AG	223,590	74,249,930
		$149,518,410
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	39,788	$4,323,228
Railroad & Shipping – 5.0%
Canadian National Railway Co.	426,337	$54,008,371
Canadian Pacific Railway Ltd.	801,536	63,217,144
Union Pacific Corp.	123,225	28,009,043
		$145,234,558
Specialty Chemicals – 4.1%
Akzo Nobel N.V.	342,781	$23,117,706
L'Air Liquide S.A.	175,948	24,249,400
Linde PLC	195,774	59,106,827
Linde PLC	42,490	12,831,980
		$119,305,913
Specialty Stores – 0.4%
Hermes International	7,474	$10,232,614
Telecommunications - Wireless – 1.6%
Liberty Broadband Corp. (a)	411,868	$44,864,781
Trucking – 1.1%
United Parcel Service, Inc., “B”	165,712	$32,295,612
Total Common Stocks		$2,852,678,817
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	846,954	$613,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.72% (v)	12,332,068	$12,332,068

Other Assets, Less Liabilities – 0.4%		10,108,090
Net Assets – 100.0%		$2,875,732,935
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,332,068 and $2,853,292,777, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,589,602,876	$—	$—	$1,589,602,876
France	—	311,635,288	—	311,635,288
Switzerland	613,960	249,167,642	—	249,781,602
United Kingdom	—	202,813,981	—	202,813,981
Canada	117,225,515	—	—	117,225,515
Germany	115,314,664	—	—	115,314,664
Netherlands	—	71,263,118	—	71,263,118
Japan	10,800,749	43,538,015	—	54,338,764
Sweden	41,721,171	—	—	41,721,171
Other Countries	33,717,788	65,878,010	—	99,595,798
Mutual Funds	12,332,068	—	—	12,332,068
Total	$1,921,328,791	$944,296,054	$—	$2,865,624,845
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,189,905	$348,746,432	$343,604,269	$—	$—	$12,332,068
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,055	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2022, are as follows:
United States	56.0%
France	10.8%
Switzerland	8.7%
United Kingdom	7.1%
Canada	4.1%
Germany	4.0%
Netherlands	2.5%
Japan	1.9%
Sweden	1.5%
Other Countries	3.4%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.